Segment Information	12 Months Ended
Dec. 31, 2017
Segment Information [Abstract]
SEGMENT INFORMATION

NOTE 18: SEGMENT INFORMATION

Navios Acquisition reports financial information and evaluates its operations by charter revenues. Navios Acquisition does not use discrete financial information to evaluate operating results for each type of charter. As a result, management reviews operating results solely by revenue per day and operating results of the fleet and thus Navios Acquisition has determined that it operates under one reportable segment.

The following table sets out operating revenue by geographic region for Navios Acquisition’s reportable segment. Revenue is allocated on the basis of the geographic region in which the customer is located. Tanker vessels operate worldwide. Revenues from specific geographic regions which contribute over 10% of total revenue are disclosed separately.

Revenue by Geographic Region

Vessels operate on a worldwide basis and are not restricted to specific locations. Accordingly, it is not possible to allocate the assets of these operations to specific countries.

	Year Ended December 31, 2017	Year Ended December 31, 2016	Year Ended December 31, 2015
Asia	$140,177	$179,256	$208,690
Europe	34,653	40,237	40,147
United States	52,458	70,752	64,559

Total Revenue	$227,288	$290,245	$313,396